United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (ABS)—0.4%
$6,480,000	[1]	Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.221%, (1-month USLIBOR +2.600%), 5/25/2024	$6,892,793
9,325,259	[1]	Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 4.621%, (1-month USLIBOR +3.000%), 7/25/2024	9,988,887
4,827,945	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 3.821%, (1-month USLIBOR +2.200%), 2/25/2024	4,972,695
1,820,000	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 6.121%, (1-month USLIBOR +4.500%), 2/25/2024	2,124,508
1,497,545	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 3.271%, (1-month USLIBOR +1.650%), 4/25/2024	1,519,810
2,730,000	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 5.221%, (1-month USLIBOR +3.600%), 4/25/2024	3,043,293
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $25,163,858)	28,541,986
		CORPORATE BONDS—36.9%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,741,655
1,000,000		Dow Chemical Co., 4.25%, 11/15/2020	1,030,932
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	518,272
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,849,685
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	10,692,782
		TOTAL	18,833,326
		Basic Industry - Metals & Mining—0.8%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,815,229
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,543,557
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,062,587
6,640,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	7,008,653
4,380,000		Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,445,700
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,498,835
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,669,656
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	8,076,046
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,210,008
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	2,727,322
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	2,205,064
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,362,334
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,555,326
		TOTAL	60,180,317
		Basic Industry - Paper—0.2%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,853,555
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	7,408,194
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 3/15/2023	3,529,817
5,100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.70%, 3/15/2021	5,336,398
		TOTAL	19,127,964
		Capital Goods - Aerospace & Defense—1.0%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	8,834,606
500,000		Arconic, Inc., 5.87%, 2/23/2022	532,500
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,869,875
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,521,638
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,731,000
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,721,279
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,682,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$2,160,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	$2,149,993
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/1/2027	6,294,067
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,815,567
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,314,504
400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	387,031
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	7,106,000
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.574%, (3-month USLIBOR +1.735%), 2/15/2042	1,660,750
4,100,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/15/2027	4,027,915
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,818,502
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,109,837
		TOTAL	76,577,064
		Capital Goods - Building Materials—0.2%
3,000,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	2,909,460
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	5,069,635
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,412,547
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,811,816
		TOTAL	12,203,458
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,527,433
4,200,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	4,074,699
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	81,589
1,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 1.30%, 3/12/2018	999,862
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	495,659
		TOTAL	13,179,242
		Capital Goods - Diversified Manufacturing—0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,111,295
9,700,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	9,348,605
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	179,282
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	372,952
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	217,372
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	150,326
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,190,830
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,639,260
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 2.522%, (3-month USLIBOR +0.800%), 4/15/2020	1,751,527
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	574,518
2,500,000	[1]	General Electric Co., Sr. Unsecd. Note, Series MTN, 2.063%, (3-month USLIBOR +0.270%), 8/7/2018	2,501,397
2,000,000		Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,104,530
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,114,352
7,800,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	7,618,115
4,550,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.10%, 3/1/2047	4,638,688
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,915,742
14,000,000		Siemens Financieringsmat, Sr. Unsecd. Note, Series 144A, 3.40%, 3/16/2027	13,804,242
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,529,805
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.50%, 4/15/2020	1,038,922
3,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	3,899,952
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,877,375
6,365,000		Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	6,069,857
		TOTAL	69,648,944

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.1%
$5,350,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	$5,633,147
57,000	WestRock Co., 7.65%, 3/15/2020	57,486
150,000	WestRock Co., Sr. Deb., 7.50%, 6/15/2027	150,131
	TOTAL	5,840,764
	Communications - Cable & Satellite—0.8%
16,134,000	CCO Safari II LLC, 4.908%, 7/23/2025	16,639,777
4,300,000	Comcast Corp., 3.375%, 2/15/2025	4,253,415
10,200,000	Comcast Corp., Sr. Unsecd. Note, 3.15%, 2/15/2028	9,726,490
6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	6,302,180
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,631,738
2,325,000	NBCUniversal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,980,040
3,080,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,037,359
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,129,137
7,000,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,072,859
	TOTAL	60,772,995
	Communications - Media & Entertainment—1.4%
7,088,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	9,126,676
600,000	21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	811,410
15,000,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,155,840
5,200,000	CBS Corp., 4.90%, 8/15/2044	5,234,206
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	3,910,610
4,810,000	CBS Corp., Sr. Unsecd. Note, Series 144A, 3.70%, 6/1/2028	4,629,855
11,210,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	11,669,449
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	13,574,607
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,007,600
10,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,062,532
3,220,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,267,512
15,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,177,697
3,355,000	S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,439,052
6,250,000	S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	6,620,095
4,610,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	4,834,295
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,749,825
	TOTAL	111,271,261
	Communications - Telecom Wireless—0.4%
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	3,039,955
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,737,433
4,940,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.80%, 2/15/2028	4,779,895
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,546,909
2,370,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,451,482
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,066,608
	TOTAL	27,622,282
	Communications - Telecom Wirelines—1.2%
2,500,000	AT&T, Inc., 5.60%, 5/15/2018	2,516,521
3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,892,832
4,300,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	4,274,544
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	1,151,958
9,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	8,935,977
6,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.30%, 8/14/2058	6,133,644
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	2,186,410

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	$6,790,423
12,000,000		Deutsche Telekom International Finance BV, Sr. Unsecd. Note, Series 144A, 3.60%, 1/19/2027	11,786,382
2,000,000		Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,064,804
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,581,900
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,297,588
3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,141,256
5,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,134,576
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,413,192
5,346,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 4/15/2049	5,446,417
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,230,481
6,030,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.25%, 3/16/2037	6,410,090
		TOTAL	90,388,995
		Consumer Cyclical - Automotive—1.1%
4,950,000		American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,100,182
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	4,973,655
10,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,836,822
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,505,734
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	3,743,165
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	4,927,517
2,680,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	2,733,321
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,480,531
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,306,839
5,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,568,944
3,400,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,357,015
6,300,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	6,251,693
7,620,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	7,424,995
1,000,000	[1]	Paccar Financial Corp., Sr. Unsecd. Note, Series MTN, 2.108%, (3-month USLIBOR +0.600%), 12/6/2018	1,003,878
13,830,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	13,843,913
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.70%, 1/11/2023	2,671,019
		TOTAL	83,729,223
		Consumer Cyclical - Leisure—0.2%
12,000,000		Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	12,598,392
		Consumer Cyclical - Retailers—1.3%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,175,214
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,084,890
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,845,472
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,466,593
5,520,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	5,419,820
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,759,773
396,209		CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	412,909
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,738,679
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,283,388
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	4,982,492
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,842,626
8,460,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	8,532,974
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,815,556
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.80%, 9/14/2027	2,172,339
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	12,388,346
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,654,348

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$2,370,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	$2,326,071
6,150,000	Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	6,029,245
4,500,000	Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,333,585
8,345,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,313,431
10,400,000	WalMart, Inc., 2.55%, 4/11/2023	10,194,054
	TOTAL	100,771,805
	Consumer Cyclical - Services—0.4%
10,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	9,991,248
5,130,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	4,955,052
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.875%, 8/22/2037	4,997,518
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,695,478
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,780,787
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.75%, 9/15/2027	4,165,917
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,237,395
	TOTAL	32,823,395
	Consumer Non-Cyclical - Food/Beverage—2.3%
250,000	Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	255,945
25,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	25,412,389
6,000,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	6,421,854
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	3,057,487
2,000,000	Coca-Cola Co., 1.15%, 4/1/2018	1,998,324
250,000	Coca-Cola Co., 1.65%, 3/14/2018	250,015
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.30%, 9/1/2021	1,015,284
2,138,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,137,289
7,000,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,185,559
14,590,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	13,595,689
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	4,923,278
3,250,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,289,408
8,100,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,409,194
13,920,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	13,699,525
2,810,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	2,877,820
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,960,398
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	8,836,960
11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	10,715,137
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,125,330
3,170,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	2,967,272
10,000,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.20%, 7/15/2046	9,411,766
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,674,072
6,100,000	PepsiCo, Inc., 2.75%, 4/30/2025	5,870,857
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.85%, 4/30/2020	1,968,026
3,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,200,298
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	182,430
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	237,793
12,460,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	12,351,704
1,450,000	Tyson Foods, Inc., 5.15%, 8/15/2044	1,628,064
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	1,921,709
	TOTAL	175,580,876
	Consumer Non-Cyclical - Health Care—0.6%
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,006,412

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	$4,805,378
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,439,956
6,170,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,120,299
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,667,115
11,590,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	11,658,373
3,000,000	Becton Dickinson & Co., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2026	3,005,424
12,390,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	12,240,880
4,525,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	4,239,460
	TOTAL	49,183,297
	Consumer Non-Cyclical - Pharmaceuticals—1.2%
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	8,992,030
4,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,363,267
2,500,000	AbbVie, Inc., Sr. Unsecd. Note, 3.20%, 5/14/2026	2,392,911
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,017,452
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,188,810
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,728,333
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,451,787
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,420,765
9,100,000	Celgene Corp., Sr. Unsecd. Note, 3.90%, 2/20/2028	8,961,307
3,000,000	Celgene Corp., Sr. Unsecd. Note, 4.35%, 11/15/2047	2,837,000
2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,588,974
5,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.95%, 3/1/2027	4,712,115
6,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,094,825
4,460,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,659,190
1,000,000	Johnson & Johnson, 5.95%, 8/15/2037	1,292,092
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	515,737
1,900,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,836,472
5,010,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	4,668,409
10,560,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	8,628,216
7,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	5,183,918
	TOTAL	94,533,610
	Consumer Non-Cyclical - Products—0.2%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.15%, 8/1/2027	2,887,271
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,250,918
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	490,775
5,630,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.00%, 6/26/2027	5,226,410
	TOTAL	12,855,374
	Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,758,864
7,800,000	Kroger Co., Sr. Unsecd. Note, 4.45%, 2/1/2047	7,367,767
	TOTAL	11,126,631
	Consumer Non-Cyclical - Tobacco—0.2%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,116,002
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	5,500,615
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	6,335,217
	TOTAL	13,951,834
	Energy - Independent—0.7%
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,511,929
5,000,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	4,955,428

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$12,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	$12,613,526
7,615,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	7,486,020
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,531,212
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,839,058
7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	7,097,030
4,420,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.40%, 7/15/2027	4,499,570
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	830,237
		TOTAL	54,364,010
		Energy - Integrated—1.3%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,107,055
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,407,481
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,160,847
1,550,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 2.305%, (3-month USLIBOR +0.630%), 9/26/2018	1,555,190
6,445,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	6,230,249
100,000		BP PLC, Deb., 8.75%, 3/1/2032	145,342
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,943,051
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,407,207
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,273,828
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,115,296
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,316,642
7,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,608,900
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,403,150
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	14,946,619
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,867,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	923,278
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,615,521
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	3,002,398
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	14,467,202
2,108,000	[1]	Total Capital International SA, Sr. Unsecd. Note, 2.381%, (3-month USLIBOR +0.570%), 8/10/2018	2,112,439
		TOTAL	100,609,195
		Energy - Midstream—1.3%
2,220,000		Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/1/2027	2,170,447
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,110,538
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,788,501
5,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	4,921,029
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,347,958
5,000,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.25%, 2/15/2048	4,790,936
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	6,535,799
1,110,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,168,715
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	419,752
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,777,454
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,702,101
4,960,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	4,955,948
3,220,000		MPLX LP, Sr. Unsecd. Note, 4.00%, 3/15/2028	3,171,168
5,910,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	5,871,643
5,200,000		MPLX LP, Sr. Unsecd. Note, 4.90%, 4/15/2058	5,023,813
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	8,544,592
4,710,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	4,580,780
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,733,167

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$2,760,000		Williams Partners LP, 5.25%, 3/15/2020	$2,881,506
5,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,666,714
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,361,799
7,500,000		Williams Partners LP, Sr. Unsecd. Note, 4.85%, 3/1/2048	7,546,919
		TOTAL	99,071,279
		Energy - Oil Field Services—0.4%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,548,863
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,007,400
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,697,500
9,600,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	9,748,160
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,798,273
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	251,875
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	4,999,500
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,087,925
		TOTAL	34,139,496
		Energy - Refining—0.3%
6,100,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	6,597,330
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	9,993,487
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,249,475
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,551,738
		TOTAL	24,392,030
		Financial Institution - Banking—6.2%
9,995,000		American Express Co., 2.65%, 12/2/2022	9,718,340
7,210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	7,254,512
6,200,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	6,092,197
1,460,000		Bank of America Corp., Sr. Unsecd. Note, Series 144A, 3.419%, 12/20/2028	1,399,595
3,690,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,593,357
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,479,264
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,258,784
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.728%, (3-month USLIBOR +1.070%), 3/22/2018	2,001,123
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,516,993
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	8,383,962
1,622,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	1,665,401
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	513,713
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,497,898
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,847,624
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	6,775,031
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.00%, 10/30/2028	1,626,576
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,374,473
4,200,000		Capital One Bank, Series BKNT, 2.95%, 7/23/2021	4,159,349
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,794,416
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,072,150
7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	7,899,538
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,924,799
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	3,889,393
10,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	9,936,255
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,824,182
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,983,180
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	9,675,777

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	$4,973,184
13,600,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,841,479
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,021,480
6,770,000		Comerica, Inc., 3.80%, 7/22/2026	6,701,485
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,539,305
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	5,966,395
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,825,202
500,000		Credit Suisse Group AG, Sub. Note, 5.40%, 1/14/2020	520,152
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,526,196
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,834,010
2,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series 1, 2.967%, (3-month USLIBOR +1.200%), 4/30/2018	2,003,077
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	3,930,351
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	5,091,572
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,640,440
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,048,194
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,146,586
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	11,572,962
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,845,194
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	4,942,607
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,821,190
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	533,132
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,410,827
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,017,693
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	10,019,044
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,177,417
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	4,937,682
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,512,892
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,457,357
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,503,447
3,000,000	[1]	JPMorgan Chase & Co., Series MTN, 4.109%, (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,047,400
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.30%, 4/1/2026	1,938,567
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,231,326
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.54%, 5/1/2028	9,753,840
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	8,973,940
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,463,041
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,967,513
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,100,026
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,131,255
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	4,972,570
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.50%, 5/18/2022	4,885,667
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.646%, (3-month USLIBOR +0.640%), 12/1/2021	2,184,566
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 3.025%, (3-month USLIBOR +1.280%), 4/25/2018	2,003,163
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	11,756,321
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,586,574
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	536,734
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.203%, (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,052,500
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	9,858,015
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,331,979
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,421,653

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,100,000		PNC Bank National Association, Sr. Unsecd. Note, Series 10YR, 3.25%, 1/22/2028	$4,935,795
5,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.55%, 12/9/2021	4,906,511
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,101,473
438,458	[2,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	262,662
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,448,212
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,014,490
3,310,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	3,190,101
4,160,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,153,480
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,835,051
500,000		SunTrust Bank, Inc., Sub. Note, 6.00%, 2/15/2026	564,048
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	7,930,254
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	18,198,284
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,586,821
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	8,824,341
		TOTAL	484,666,607
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
7,925,000		Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,476,811
2,645,000		FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,463,729
6,740,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,276,606
2,300,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,436,133
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,830,833
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	3,104,377
2,810,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,989,655
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,310,095
4,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	4,333,933
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,606,255
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,904,580
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,103,338
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,244,613
		TOTAL	62,080,958
		Financial Institution - Finance Companies—0.5%
1,235,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,343,565
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,318,963
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,005,864
5,000,000		Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	4,954,518
9,147,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	8,951,632
573,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	551,313
3,753,000		GE Capital International Funding Co., Sr. Unsecd. Note, 4.418%, 11/15/2035	3,691,943
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	273,301
7,520,000		Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,910,012
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	910,271
		TOTAL	35,911,382
		Financial Institution - Insurance - Health—0.1%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	999,266
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	6,803,574
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,537,421
		TOTAL	10,340,261
		Financial Institution - Insurance - Life—1.5%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,031,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	$10,180,700
11,000,000	American International Group, Inc., 4.50%, 7/16/2044	10,967,732
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,670,396
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,651,201
7,780,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,435,628
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,046,562
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	7,793,637
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,525,500
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/1/2045	9,684,743
300,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	314,548
500,000	MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	509,628
11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,545,062
5,060,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.30%, 10/24/2067	4,737,425
3,000,000	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,696,479
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,752,171
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	5,204,002
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,175,976
8,000,000	Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	8,944,281
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,393,285
430,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	455,760
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,587,654
	TOTAL	113,303,370
	Financial Institution - Insurance - P&C—0.7%
1,000,000	Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,192,425
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,409,871
3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 4.50%, 3/1/2026	3,839,316
7,620,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,127,108
4,350,000	Chubb INA Holdings, Inc., 3.35%, 5/3/2026	4,302,163
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,706,678
1,000,000	Cincinnati Financial Corp., 6.92%, 5/15/2028	1,245,205
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,295,998
3,615,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,813,382
5,350,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,662,140
5,000,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,151,079
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,645,152
	TOTAL	54,390,517
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	11,876,364
3,745,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,782,898
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	5,140,993
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,908,898
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,195,999
9,900,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	9,958,527
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.50%, 1/15/2028	2,029,773
	TOTAL	38,893,452
	Financial Institution - REIT - Healthcare—0.5%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	3,030,276
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,438,324
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,761,424

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	$5,715,822
8,260,000	Healthcare Trust of America, 3.70%, 4/15/2023	8,277,041
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.75%, 7/1/2027	3,108,025
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.95%, 1/15/2028	4,788,954
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	3,634,211
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.25%, 4/1/2026	2,558,324
	TOTAL	37,312,401
	Financial Institution - REIT - Office—0.2%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,051,688
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,193,730
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,136,735
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	5,176,891
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,099,622
	TOTAL	17,658,666
	Financial Institution - REIT - Other—0.4%
4,610,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,582,450
2,660,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,705,061
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,165,091
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,092,957
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,187,923
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,362,171
	TOTAL	32,095,653
	Financial Institution - REIT - Retail—0.4%
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	8,030,591
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,536,366
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	3,762,334
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,051,255
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,324,572
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,590,086
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,576,360
	TOTAL	29,871,564
	Gaming—0.0%
250,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	259,063
	Municipal Services—0.0%
770,519	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	857,826
1,480,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,628,252
	TOTAL	2,486,078
	Sovereign—0.1%
3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,171,206
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,972,988
3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,644,480
	TOTAL	10,788,674
	Technology—2.0%
5,605,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,559,929
2,000,000	Apple, Inc., 3.45%, 5/6/2024	2,016,807
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,776,974
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.90%, 9/12/2027	6,631,980
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,183,557
1,970,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,019,464

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	$6,824,374
1,407,000	BMC Software, Inc., 7.25%, 6/1/2018	1,418,256
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,050,994
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	3,931,126
250,000	Corning, Inc., 4.25%, 8/15/2020	257,949
1,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	1,991,564
10,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	10,800,938
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,236,589
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	8,566,711
400,000	IBM Corp., 1.875%, 5/15/2019	397,833
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,868,889
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.45%, 12/15/2024	3,457,752
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,126,756
5,630,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	5,843,737
2,546,000	Microsoft Corp., 3.50%, 11/15/2042	2,432,803
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,464,017
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,975,469
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,379,100
4,890,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,900,492
7,000,000	Oracle Corp., 6.50%, 4/15/2038	9,502,136
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.50%, 5/15/2022	4,890,975
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	501,926
6,370,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	6,247,031
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/1/2040	2,091,514
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,069,710
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,802,830
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,820,435
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,077,512
	TOTAL	153,118,129
	Transportation - Airlines—0.0%
76,444	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	79,406
	Transportation - Railroads—0.4%
1,898,000	Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,901,875
9,840,000	Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,115,683
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,202,435
1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,569,626
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,815,725
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,417,945
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	5,743,167
1,425,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,346,929
	TOTAL	31,113,385
	Transportation - Services—0.5%
2,690,000	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,834,686
6,325,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,246,176
16,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	16,753,468
3,125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,038,773
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.40%, 3/1/2023	8,007,190
2,940,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	2,964,041
	TOTAL	40,844,334

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—2.4%
$3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	$3,205,759
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	2,940,687
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,101,042
3,760,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,777,308
850,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,022,172
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,727,120
6,120,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,374,845
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	10,966,605
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,653,642
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	540,856
6,150,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	6,071,286
11,100,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	11,204,451
5,885,000	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,852,394
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 6/15/2026	3,799,794
5,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	5,640,475
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	3,408,206
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	568,660
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.90%, 10/1/2024	6,691,245
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,164,347
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	4,084,496
9,760,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	9,088,399
5,400,000	Gulf Power Co., 4.55%, 10/1/2044	5,546,153
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.10%, 5/15/2022	1,250,015
2,960,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	2,963,663
4,130,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.20%, 3/15/2048	4,172,496
1,325,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,658,441
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	8,594,364
6,308,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	6,628,359
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	4,871,063
2,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,014,746
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	4,757,238
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,731,534
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	307,124
1,390,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,421,088
2,412,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,505,598
5,900,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,226,965
500,000	Public Service Co., 1st Mtg. Bond, 5.125%, 6/1/2019	515,443
8,300,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	7,933,255
500,000	South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	512,876
7,550,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,191,926
1,500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,908,445
5,290,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,480,224
5,700,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,712,811
	TOTAL	185,787,616
	Utility - Natural Gas—0.7%
500,000	ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	618,832
1,290,000	Atmos Energy Corp., 8.50%, 3/15/2019	1,367,312
10,225,000	Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,447,809
2,930,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	3,117,288

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	$3,794,397
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	2,755,315
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,904,393
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.40%, 2/1/2028	6,203,343
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,298,760
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,434,786
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,198,224
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,410,633
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	7,733,743
		TOTAL	54,284,835
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,659,211
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,832,185,588)	2,862,322,621
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
5,691	[1]	FNMA ARM 681769, 3.128%, 1/01/2033	5,857
		Government National Mortgage Association—0.0%
536	[1]	GNMA2 ARM 8717, 3.125%, 10/20/2025	545
1,739	[1]	GNMA2 ARM 80201, 2.625%, 30 Year, 5/20/2028	1,773
		TOTAL	2,318
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,212)	8,175
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.3%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,990,056
540,486		Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	540,671
5,385,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	5,394,589
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,000,469
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.17%, 4/17/2023	5,000,671
		TOTAL	19,926,456
		Financial Institution - Finance Companies—0.0%
102,601		Countrywide Home Loan, Inc., 2007-J1, Class 2A1, 6.00%, 2/25/2037	75,019
		Other—0.1%
4,327,033	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.588%, (1-month USLIBOR +1.000%), 6/15/2028	4,344,123
		Student Loans—0.1%
4,641,098	[1]	SLMA 2013-B, Class A2B, 2.688%, (1-month USLIBOR +1.100%), 6/17/2030	4,678,671
3,714,436		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	3,717,546
3,379,741		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	3,366,174
		TOTAL	11,762,391
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $36,190,564)	36,107,989
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.9%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	6,136,508
11,890,000		FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	11,838,386
		TOTAL	17,974,894
		Commercial Mortgage—1.7%
6,425,000		Bank, Class A4, 3.488%, 11/15/2050	6,374,625
4,359,000		Bank, Class A5, 3.39%, 6/15/2060	4,301,929

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	$8,983,766
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,449,181
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,090,340
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,756,335
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,255,693
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,331,881
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,809,100
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,476,482
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,437,672
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	539,580
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 9/10/2047	8,272,085
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,453,335
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,982,524
5,400,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	5,458,533
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	9,369,935
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,203,656
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,355,331
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,296,099
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,118,723
		TOTAL	129,316,805
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $150,313,627)	147,291,699
		U.S. TREASURY—20.6%
		U.S. Treasury Bonds—5.9%
9,684,010		U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/2045	9,148,735
19,404,320		U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	18,845,840
25,520,000		United States Treasury Bond, 2.25%, 8/15/2046	21,289,726
34,160,000		United States Treasury Bond, 2.50%, 2/15/2045	30,248,793
31,350,000		United States Treasury Bond, 2.50%, 5/15/2046	27,638,721
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	112,555,802
40,000,000		United States Treasury Bond, 2.75%, 8/15/2047	37,065,844
30,000,000		United States Treasury Bond, 2.75%, 11/15/2047	27,799,419
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	8,625,416
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,269,175
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	1,967,819
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	50,838,190
37,250,000		United States Treasury Bond, 3.00%, 11/15/2045	36,376,402
14,760,000		United States Treasury Bond, 3.00%, 2/15/2047	14,394,156
17,000,000		United States Treasury Bond, 3.00%, 5/15/2047	16,571,481
33,650,000		United States Treasury Bond, 3.125%, 8/15/2044	33,667,427
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,080,234
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,831,084
		TOTAL	460,214,264
		U.S. Treasury Notes—14.7%
11,264,211		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,226,686
4,160,720		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	4,122,230
43,568,800		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	43,022,499
13,722,112		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,560,195
33,431,650		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2024	32,508,743
47,412,928	[4]	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	45,255,820

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$5,204,250		U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/2025	$5,060,944
58,846,892		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	58,505,639
153,691,025		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	148,912,940
11,400,000		United States Treasury Note, 1.00%, 10/15/2019	11,180,734
166,000,000		United States Treasury Note, 1.125%, 2/28/2021	159,734,562
169,500,000		United States Treasury Note, 1.125%, 8/31/2021	161,628,742
66,000,000		United States Treasury Note, 1.25%, 1/31/2020	64,756,831
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,477,126
500,000		United States Treasury Note, 1.50%, 1/31/2022	480,121
4,300,000		United States Treasury Note, 1.625%, 7/31/2020	4,227,920
5,900,000		United States Treasury Note, 1.625%, 8/31/2022	5,651,508
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	6,702,263
9,400,000		United States Treasury Note, 1.75%, 10/31/2020	9,245,777
5,500,000		United States Treasury Note, 1.75%, 5/31/2022	5,311,711
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,270,781
17,200,000		United States Treasury Note, 1.75%, 1/31/2023	16,490,500
45,280,000		United States Treasury Note, 1.875%, 2/28/2022	44,074,067
18,700,000		United States Treasury Note, 2.00%, 11/30/2020	18,504,024
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	17,876,606
23,000,000		United States Treasury Note, 2.00%, 6/30/2024	21,977,038
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,109,190
18,655,000		United States Treasury Note, 2.125%, 8/31/2020	18,549,040
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	9,648,828
11,000,000		United States Treasury Note, 2.125%, 9/30/2024	10,563,437
40,000,000		United States Treasury Note, 2.125%, 11/30/2024	38,354,688
30,000,000		United States Treasury Note, 2.25%, 12/31/2024	28,980,234
1,065,000		United States Treasury Note, 2.25%, 11/15/2025	1,022,445
58,000,000	[5]	United States Treasury Note, 2.375%, 1/31/2023	57,267,750
15,840,000		United States Treasury Note, 2.375%, 8/15/2024	15,465,037
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,773,675
33,000,000		United States Treasury Note, 2.50%, 1/31/2025	32,381,250
		TOTAL	1,134,881,581
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,631,589,375)	1,595,095,845
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal Home Loan Mortgage Corporation—0.0%
6,896		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	7,589
68,577		Federal Home Loan Mortgage Corp., Pool A53527, 5.50%, 10/1/2036	75,379
13,993		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	15,595
37,987		Federal Home Loan Mortgage Corp., Pool G12608, 5.00%, 4/1/2022	39,324
19,588		Federal Home Loan Mortgage Corp., Pool G13122, 5.00%, 4/1/2023	20,425
43,580		Federal Home Loan Mortgage Corp., Pool J03185, 5.50%, 8/1/2021	45,254
97,340		Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	101,545
87,483		Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	90,777
54,608		Federal Home Loan Mortgage Corp., Pool J09593, 4.50%, 5/1/2024	56,675
		TOTAL	452,563
		Federal National Mortgage Association—0.2%
7,470		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	8,578
15,729		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	16,327
118,651		Federal National Mortgage Association, Pool 255767, 5.50%, 6/1/2025	128,912

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$42,633	Federal National Mortgage Association, Pool 256233, 6.00%, 5/1/2036	$47,612
32,038	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	35,270
39,509	Federal National Mortgage Association, Pool 620613, 6.50%, 1/1/2032	44,248
1,073	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	1,075
33,334	Federal National Mortgage Association, Pool 725948, 5.50%, 10/1/2034	36,606
4,723	Federal National Mortgage Association, Pool 727437, 4.50%, 7/1/2018	4,738
114,393	Federal National Mortgage Association, Pool 735744, 6.00%, 8/1/2035	127,498
5,673	Federal National Mortgage Association, Pool 750440, 5.00%, 12/1/2018	5,716
3,865	Federal National Mortgage Association, Pool 752031, 5.00%, 10/1/2018	3,880
15,110	Federal National Mortgage Association, Pool 840859, 5.50%, 1/1/2036	16,623
23,357	Federal National Mortgage Association, Pool 852523, 5.50%, 2/1/2036	25,667
40,104	Federal National Mortgage Association, Pool 871234, 5.50%, 4/1/2036	44,089
7,865	Federal National Mortgage Association, Pool 892563, 6.00%, 7/1/2036	8,730
28,841	Federal National Mortgage Association, Pool 905427, 5.00%, 11/1/2021	29,749
27,212	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	29,965
140,868	Federal National Mortgage Association, Pool 934898, 4.50%, 7/1/2024	146,168
77,956	Federal National Mortgage Association, Pool 962914, 5.00%, 5/1/2038	84,220
1,361,785	Federal National Mortgage Association, Pool AB3546, 4.00%, 9/1/2031	1,417,799
10,427,391	Federal National Mortgage Association, Pool BH5387, 4.00%, 9/1/2047	10,703,961
712,406	Federal National Mortgage Association, Pool MA0695, 4.00%, 4/1/2031	741,710
	TOTAL	13,709,141
	Government National Mortgage Association—0.0%
5,161	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	5,676
2,924	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,269
2,993	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	3,396
6,531	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	7,310
6,017	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	6,458
9,009	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	10,088
3,106	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	3,539
669	Government National Mortgage Association, Pool 2853, 7.50%, 12/20/2029	769
563	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	635
9,494	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	10,766
5,326	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	6,033
5,486	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	6,220
41,418	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	44,772
29,811	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	32,229
9,503	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	10,277
45,882	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	49,625
53,681	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	58,078
31,001	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	33,575
62,711	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	66,884
25,583	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	27,287
24,759	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	26,818
58,077	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	62,026
15,718	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	17,238
8,651	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	9,677
7,495	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	8,507
289	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	329
362	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	409

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$647	Government National Mortgage Association, Pool 433749, 6.00%, 5/15/2028	$715
1,987	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,263
57	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	66
74,447	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	83,295
1,540	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	1,745
1,138	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	1,243
12,327	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	14,164
49,918	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	57,097
35,260	Government National Mortgage Association, Pool 520429, 4.50%, 2/15/2020	35,804
3,120	Government National Mortgage Association, Pool 541578, 5.00%, 6/15/2033	3,337
5,517	Government National Mortgage Association, Pool 544007, 6.50%, 3/15/2031	6,252
150,243	Government National Mortgage Association, Pool 561082, 6.50%, 7/15/2031	171,018
246	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	277
2,085	Government National Mortgage Association, Pool 591976, 5.00%, 4/15/2033	2,229
11,315	Government National Mortgage Association, Pool 603010, 5.00%, 6/15/2033	12,096
535	Government National Mortgage Association, Pool 603145, 5.00%, 10/15/2018	538
22,310	Government National Mortgage Association, Pool 605775, 6.00%, 11/15/2034	25,078
35,683	Government National Mortgage Association, Pool 605777, 6.00%, 12/15/2034	40,156
2,294	Government National Mortgage Association, Pool 612418, 5.00%, 1/15/2019	2,318
370	Government National Mortgage Association, Pool 614968, 5.00%, 11/15/2018	374
59,568	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	62,272
33,859	Government National Mortgage Association, Pool 619387, 6.00%, 9/15/2034	38,858
10,701	Government National Mortgage Association, Pool 626460, 5.00%, 1/15/2019	10,786
3,016	Government National Mortgage Association, Pool 633711, 6.00%, 9/15/2034	3,419
53,932	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	58,948
609,949	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	674,211
208,065	Government National Mortgage Association, Pool 650708, 5.50%, 1/15/2036	225,957
114,918	Government National Mortgage Association, Pool 652534, 5.50%, 4/15/2036	124,729
106,854	Government National Mortgage Association, Pool 680110, 5.00%, 4/15/2038	114,687
43,414	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	45,982
170,494	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	180,983
11,810	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	12,855
17,221	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	19,264
16,259	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	18,088
	TOTAL	2,562,994
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,489,295)	16,724,698
	MUNICIPAL BONDS—1.0%
	Municipal Services—1.0%
10,340,000	Alabama State Federal Aid Highway Finance Authority, Revenue Bonds (Series 2017A), 5.00%, 9/1/2031	12,225,499
10,530,000	Indiana State Finance Authority, State Revolving Fund Program Bonds (Series 2016D), 5.00%, 2/1/2029	12,428,559
1,405,000	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017E), 5.00%, 1/1/2029	1,654,430
7,020,000	New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017C-2), 5.00%, 3/15/2030	8,259,591
7,020,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series 2017A), 5.00%, 6/1/2030	8,320,525
9,670,000	Ohio State, UT GO Infrastructure Improvement Refunding Bonds (Series 2017B), 5.00%, 9/1/2028	11,740,540
1,455,000	University of Colorado, University Enterprise Revenue Bonds (Series 2017A-2), 5.00%, 6/1/2027	1,752,271
1,055,000	Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017A), 5.00%, 5/15/2026	1,248,614
7,020,000	Washington State, UT GO Refunding Bonds (Series R-2018D), 5.00%, 8/1/2030	8,258,328

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Municipal Services—continued
$7,020,000		Wisconsin State, UT GO Refunding Bonds (Series 2017-3), 5.00%, 11/1/2029	$8,310,276
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $76,556,729)	74,198,633
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
		Commercial Mortgage—0.0%
62,645		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.476%, 8/15/2039	62,442
		Federal Home Loan Mortgage Corporation—0.0%
1,056,565		Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,121,407
104,277		Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	105,299
179,975		Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	190,072
843,732		Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	894,403
		TOTAL	2,311,181
		Federal National Mortgage Association—0.0%
2		Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	2
200		Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	205
13,875		Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	13,918
2,000,000		Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,180,344
		TOTAL	2,194,469
		Government National Mortgage Association—0.1%
2,684,912		Government National Mortgage Association REMIC 2004-11, Class QG, 5.00%, 2/16/2034	2,825,774
190,417		Government National Mortgage Association REMIC 2004-27, Class PC, 5.50%, 3/20/2034	194,015
		TOTAL	3,019,789
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,791,386)	7,587,881
	[6]	INVESTMENT COMPANIES—38.3%
31,382,451		Emerging Markets Core Fund	311,000,094
15,468,465		Federated Bank Loan Core Fund	156,540,868
106,406,227		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[7]	106,406,227
162,929,410		Federated Mortgage Core Portfolio	1,562,493,037
40,246,351		Federated Project and Trade Finance Core Fund	365,034,402
73,879,030		High Yield Bond Portfolio	466,176,680
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,943,500,466)	2,967,651,308
	[8]	REPURCHASE AGREEMENT—0.7%
$58,507,500		Interest in $285,000,000 joint repurchase agreement 1.39%, dated 2/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $285,011,004 on 3/01/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $290,711,225 (purchased with proceeds from securities lending collateral). (AT COST)	58,507,500
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $7,777,296,600)	7,794,038,335
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[9]	(44,024,790)
		TOTAL NET ASSETS—100%	$7,750,013,545

At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
10U.S. Treasury Note 2-Year Long Futures	3,000	$637,406,250	June 2018	$(138,012)
10U.S. Treasury Note 5-Year Long Futures	1,400	$159,501,563	June 2018	$(203,407)
[10]Euro Bund Short Futures	684	$133,049,512	March 2018	$2,927,148
10U.S. Treasury Note 10-Year Short Futures	2,500	$300,117,188	June 2018	$345,937
10U.S. Treasury Note 10-Year Ultra Short Futures	350	$44,821,875	June 2018	$(108,600)
10U.S. Treasury Ultra Bond Short Futures	1,595	$248,620,625	June 2018	$(1,172,475)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,650,591
The average notional value of long and short futures contracts held by the Fund throughout the period was $795,131,458 and $1,102,417,797, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $635,603 and $926,190, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $15,979 and $0, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average notional amount of swap contracts held by the Fund throughout the period was $54,600,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	Partial payment received at last interest date.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$57,267,750	$58,507,500
6	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income	Gain Distribution Received
Emerging Markets Core Fund	29,466,008	1,916,443	—	31,382,451	$311,000,094	$(7,997,294)	$—	$5,162,270	$149,194
Federated Bank Loan Core Fund	12,842,954	2,625,511	—	15,468,465	$156,540,868	$494,077	$—	1,664,818	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	150,230,830	559,572,110	(603,396,713)	106,406,227	$106,406,227	$5,227	$(29,243)	$257,474	$—
Federated Mortgage Core Portfolio	134,247,165	34,686,386	(6,004,141)	162,929,410	$1,562,493,037	$(26,165,796)	$(1,320,911)	$9,765,405	$—
Federated Project and Trade Finance Core Fund	39,487,217	759,134	—	40,246,351	$365,034,402	$(1,186,512)	$—	$3,887,241	$—
High Yield Bond Portfolio	78,868,512	2,030,673	(7,020,155)	73,879,030	$466,176,680	$(7,357,977)	$377,495	$7,306,513	$—
TOTAL OF AFFILIATED TRANSACTIONS	445,142,686	601,590,257	(616,421,009)	430,311,934	$2,967,651,308	$(42,208,275)	$(972,659)	$28,043,721	$149,194
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Assets, other than investments in securities, less liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$28,541,986	$—	$28,541,986
Corporate Bonds	—	2,862,059,959	262,662	2,862,322,621
Adjustable Rate Mortgages	—	8,175	—	8,175
Asset-Backed Securities	—	36,107,989	—	36,107,989
Commercial Mortgage-Backed Securities	—	147,291,699	—	147,291,699
U.S. Treasury	—	1,595,095,845	—	1,595,095,845
Mortgage-Backed Securities	—	16,724,698	—	16,724,698
Municipal Bonds	—	74,198,633	—	74,198,633
Collateralized Mortgage Obligations	—	7,587,881	—	7,587,881
Repurchase Agreement	—	58,507,500	—	58,507,500
Investment Companies[1]	106,406,227	—	—	2,967,651,308
TOTAL SECURITIES	$106,406,227	$4,826,124,365	$262,662	$7,794,038,335
Other Financial Instruments[2]
Assets	$3,273,085	$—	$—	$3,273,085
Liabilities	(1,622,494)	—	—	(1,622,494)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,650,591	$—	$—	$1,650,591
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $2,861,245,081 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018